BORROWINGS - Movement in Borrowings (Details) € in Millions		6 Months Ended		12 Months Ended
	Aug. 08, 2019 EUR (€)	Jun. 30, 2020 EUR (€)	Jun. 30, 2019 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure of detailed information about borrowings [line items]
Beginning Balance		€ 2,361
Proceeds from issuance of Senior Notes		290	€ 0	€ 0
(Repayments) of Senior Notes		(200)	0	(100)
Proceeds from non-current borrowings		180		0
Proceeds from Swiss credit facility		18	0	0
(Repayments) / proceeds from U.S. revolving credit facility and other loans		(124)		109
Arrangement fees payment		(6)		0
Lease repayments		(17)		(86)
Borrowings assumed through business combination		0		75
Movement in interests accrued or capitalized		(1)		1
New leases and other loans		25		75
Deferred arrangement fees and other		3		5
Effects of changes in foreign exchange rates		7		29
Ending Balance		€ 2,536		2,361
Exchange rate		1.1198
Constellium SE (Issued May 2014, due 2021)
Disclosure of detailed information about borrowings [line items]
Beginning Balance		€ 200
(Repayments) of Senior Notes	€ (100)
Ending Balance	€ 300	€ 0		€ 200
Nominal rate		4.63%		4.625%
Previously stated
Disclosure of detailed information about borrowings [line items]
Beginning Balance			2,151	€ 2,151
IFRS 16 application | IFRS 16
Disclosure of detailed information about borrowings [line items]
Beginning Balance			102	102
Restated | IFRS 16
Disclosure of detailed information about borrowings [line items]
Beginning Balance			€ 2,253	€ 2,253